Consolidated Statements of Income and Comprehensive Income (Parentheticals)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Income Statement [Abstract]
Weighted average number of ordinary shares, Diluted	18,000,000	18,000,000	18,000,000	18,000,000
EARNINGS PER SHARE -DILUTED (in Dollars per share and Dollars per share) | (per share)	$ 0.25	$ 0.03	$ 0.69	$ 0.30